Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012
Current Tax Provision:
Federal	$--	$--
State	1,365	1,365
Total current tax provision	$1,365	$1,365
Deferred Tax Provision:
Federal and state
Loss carryforwards	$(2,360,000)	$(933,000)
Valuation allowance	2,360,000	933,000
Total deferred tax provision	$--	$--

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Loss carryforwards	$(4,261,000)	$(1,901,000)
Less – valuation allowance	4,261,000	1,901,000
Total net deferred tax assets	$--	$--